Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.60%)
COMMUNICATION SERVICES (4.10%)
Entertainment (1.62%)
Take-Two Interactive Software, Inc.(a)	13,000	$2,297,100
Walt Disney Co.(a)	17,847	3,293,129
		5,590,229
Interactive Media & Services (2.48%)
Alphabet, Inc., Class C(a)	2,075	4,292,407
Facebook, Inc., Class A(a)	14,513	4,274,514
		8,566,921
CONSUMER DISCRETIONARY (14.01%)
Distributors (0.90%)
Pool Corp.	9,000	3,107,160

Diversified Consumer Services (1.95%)
Chegg, Inc.(a)	78,507	6,724,909

Hotels, Restaurants & Leisure (2.16%)
Planet Fitness, Inc., Class A(a)	30,480	2,356,104
Wingstop, Inc.	6,387	812,235
Yum! Brands, Inc.	39,546	4,278,086
		7,446,425
Internet & Direct Marketing Retail (2.59%)
Amazon.com, Inc.(a)	1,912	5,915,881
Etsy, Inc.(a)	15,000	3,025,050
		8,940,931
Multiline Retail (1.29%)
Ollie's Bargain Outlet Holdings, Inc.(a)	51,335	4,466,145

Specialty Retail (3.98%)
Asbury Automotive Group, Inc.(a)	16,000	3,144,000
Burlington Stores, Inc.(a)	9,500	2,838,600
Floor & Decor Holdings, Inc., Class A(a)	27,500	2,625,700
MYT Netherlands Parent BV(a)(b)	39,234	1,108,753
Williams-Sonoma, Inc.	22,500	4,032,000
		13,749,053
Textiles, Apparel & Luxury Goods (1.14%)
Canada Goose Holdings, Inc.(a)(c)	9,120	357,960
NIKE, Inc., Class B	26,776	3,558,263
		3,916,223
CONSUMER STAPLES (1.23%)
Food Products (0.60%)
McCormick & Co., Inc.	23,000	2,050,680

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Household Products (0.63%)
Church & Dwight Co., Inc.	25,000	$2,183,750

ENERGY (0.94%)
Energy Equipment & Services (0.94%)
Core Laboratories NV	112,383	3,235,506

FINANCIALS (10.47%)
Banks (2.81%)
First Republic Bank	18,000	3,001,500
Signature Bank	29,646	6,702,961
		9,704,461
Capital Markets (3.63%)
Hamilton Lane, Inc., Class A	35,435	3,138,123
MSCI, Inc.	7,646	3,205,815
Raymond James Financial, Inc.	26,000	3,186,560
StepStone Group, Inc., Class A	84,562	2,982,502
		12,513,000
Consumer Finance (3.03%)
American Express Co.	21,403	3,027,240
LendingTree, Inc.(a)(c)	3,326	708,438
Upstart Holdings, Inc.(a)(c)	52,022	6,703,555
		10,439,233
Insurance (0.54%)
Goosehead Insurance, Inc., Class A	17,357	1,860,323

Thrifts & Mortgage Finance (0.46%)
Axos Financial, Inc.(a)	34,092	1,602,665

HEALTH CARE (22.76%)
Biotechnology (4.56%)
ACADIA Pharmaceuticals, Inc.(a)	96,292	2,484,334
Natera, Inc.(a)	59,063	5,997,257
Neurocrine Biosciences, Inc.(a)	26,000	2,528,500
Puma Biotechnology, Inc.(a)	126,592	1,230,474
Regeneron Pharmaceuticals, Inc.(a)	5,757	2,723,867
Ultragenyx Pharmaceutical, Inc.(a)	6,633	755,233
		15,719,665
Health Care Equipment & Supplies (8.10%)
Abbott Laboratories	34,867	4,178,461
Cooper Cos., Inc.	6,000	2,304,540
Danaher Corp.	14,146	3,183,982
Eargo, Inc.(a)	25,831	1,290,258

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Glaukos Corp.(a)	24,186	$2,029,931
Intuitive Surgical, Inc.(a)	2,844	2,101,545
Nevro Corp.(a)	33,381	4,656,650
ResMed, Inc.	13,000	2,522,260
Silk Road Medical, Inc.(a)	9,452	478,744
STERIS PLC	12,500	2,381,000
West Pharmaceutical Services, Inc.	10,000	2,817,800
		27,945,171
Health Care Providers & Services (4.14%)
PetIQ, Inc.(a)	49,112	1,731,689
Progyny, Inc.(a)	154,153	6,861,350
UnitedHealth Group, Inc.	15,123	5,626,815
US Physical Therapy, Inc.	614	63,917
		14,283,771
Health Care Technology (0.66%)
Inspire Medical Systems, Inc.(a)	2,869	593,855
Tabula Rasa HealthCare, Inc.(a)	36,383	1,675,437
		2,269,292
Life Sciences Tools & Services (4.16%)
Charles River Laboratories International, Inc.(a)	12,750	3,695,333
Illumina, Inc.(a)	4,254	1,633,791
Mettler-Toledo International, Inc.(a)	2,500	2,889,225
NeoGenomics, Inc.(a)	63,676	3,071,093
Thermo Fisher Scientific, Inc.	6,736	3,074,176
		14,363,618
Pharmaceuticals (1.14%)
Aerie Pharmaceuticals, Inc.(a)	27,752	495,928
Horizon Pharma Plc(a)	37,500	3,451,500
		3,947,428
INDUSTRIALS (12.47%)
Aerospace & Defense (2.01%)
Huntington Ingalls Industries, Inc.	12,300	2,531,955
Kratos Defense & Security Solutions, Inc.(a)	70,515	1,923,649
Teledyne Technologies, Inc.(a)	6,000	2,481,900
		6,937,504
Air Freight & Logistics (0.48%)
XPO Logistics, Inc.(a)	13,322	1,642,603

Building Products (0.87%)
Masco Corp.	50,000	2,995,000

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Commercial Services & Supplies (3.30%)
Casella Waste Systems, Inc., Class A(a)	52,241	$3,320,960
Cintas Corp.	9,000	3,071,790
Copart, Inc.(a)	25,000	2,715,250
Montrose Environmental Group, Inc.(a)	45,252	2,271,198
		11,379,198
Electrical Equipment (1.33%)
Generac Holdings, Inc.(a)	14,000	4,584,300

Machinery (0.73%)
IDEX Corp.	12,000	2,511,840

Professional Services (1.71%)
Booz Allen Hamilton Holding Corp.	33,000	2,657,490
IHS Markit, Ltd.	33,597	3,251,518
		5,909,008
Road & Rail (1.14%)
Union Pacific Corp.	17,891	3,943,355

Trading Companies & Distributors (0.90%)
SiteOne Landscape Supply, Inc.(a)	18,196	3,106,785

INFORMATION TECHNOLOGY (27.04%)
Communications Equipment (0.63%)
Ciena Corp.(a)	40,000	2,188,800

Electronic Equipment, Instruments & Components (2.32%)
Keysight Technologies, Inc.(a)	20,000	2,868,000
Novanta, Inc.(a)	5,724	754,938
Zebra Technologies Corp., Class A(a)	9,000	4,366,620
		7,989,558
IT Services (5.33%)
Akamai Technologies, Inc.(a)	22,000	2,241,800
FleetCor Technologies, Inc.(a)	14,737	3,958,800
Globant SA(a)	15,258	3,167,714
PayPal Holdings, Inc.(a)	16,038	3,894,668
Visa, Inc., Class A	24,293	5,143,557
		18,406,539
Semiconductors & Semiconductor Equipment (4.38%)
Diodes, Inc.(a)	44,901	3,584,896
Entegris, Inc.	31,000	3,465,800
Impinj, Inc.(a)	29,198	1,660,490
Monolithic Power Systems, Inc.	9,000	3,178,890

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	17,500	$3,210,900
		15,100,976
Software (14.38%)
Altair Engineering, Inc., Class A(a)	5,177	323,925
Autodesk, Inc.(a)	14,107	3,909,755
BTRS Holdings, Inc.(a)(c)	7,509	108,655
Cerence, Inc.(a)	30,617	2,742,671
Ebix, Inc.	47,436	1,519,375
Everbridge, Inc.(a)	16,049	1,944,818
Fortinet, Inc.(a)	20,000	3,688,400
Intuit, Inc.	7,090	2,715,896
LivePerson, Inc.(a)	9,473	499,606
Microsoft Corp.	23,534	5,548,611
Mimecast, Ltd.(a)	13,701	550,917
Paycom Software, Inc.(a)	7,000	2,590,420
Paylocity Holding Corp.(a)	31,257	5,620,946
Qualys, Inc.(a)	20,000	2,095,600
Rapid7, Inc.(a)	12,165	907,631
salesforce.com, Inc.(a)	19,961	4,229,137
SEMrush Holdings, Inc., Class A(a)	29,467	350,952
SPS Commerce, Inc.(a)	11,756	1,167,488
Synopsys, Inc.(a)	11,500	2,849,470
Vertex, Inc., Class A(a)	81,160	1,783,897
Workday, Inc., Class A(a)	17,973	4,465,032
		49,613,202
MATERIALS (2.01%)
Chemicals (0.90%)
Linde PLC	11,123	3,115,997

Containers & Packaging (1.11%)
Ball Corp.	45,001	3,813,385

REAL ESTATE (3.57%)
Equity Real Estate Investment Trusts (REITs) (1.63%)
Equinix, Inc.	5,275	3,584,837
Sun Communities, Inc.	13,500	2,025,540
		5,610,377

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Real Estate Management & Development (1.94%)
FirstService Corp.	45,224	$6,701,745

TOTAL COMMON STOCKS
(COST OF $194,705,915)		340,176,731

SHORT TERM INVESTMENTS (2.33%)
MONEY MARKET FUND (1.55%)
State Street Institutional US Government Money Market Fund, 0.04%(d)
(COST OF $5,361,521)	5,361,521	5,361,521

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (0.78%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%
(COST OF $2,687,390)	2,687,390	2,687,390

TOTAL SHORT TERM INVESTMENTS
(COST OF $8,048,911)		8,048,911

TOTAL INVESTMENTS (100.93%)
(COST OF $202,754,826)		348,225,642

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.93%)		(3,200,773)

NET ASSETS (100.00%)		$345,024,869

NET ASSET VALUE PER SHARE
(42,643,103 SHARES OUTSTANDING)		$8.09

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $3,329,850.
(d)	Rate reflects seven-day effective yield on March 31, 2021.

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Directors (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee, using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of March 31, 2021, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 20% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2021:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$3,329,850	$2,687,390	$ 699,726	$3,387,116

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$340,176,731	$–	$–	$340,176,731
Short Term Investments	8,048,911	–	–	8,048,911
Total	$348,225,642	$–	$–	$348,225,642

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquirer and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.